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                            DEUTSCHE ASSET MANAGEMENT

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                                  MUTUAL FUND
                                 ANNUAL REPORT
                                DECEMBER 31, 2000

                                  PREMIER CLASS

US BOND INDEX FUND
Formerly BT Advisor US Bond Index -- Premier Class

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                                A MEMBER OF THE
                               DEUTSCHE BANK GROUP

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US Bond Index Fund -- Premier Class
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3

              US BOND INDEX FUND -- PREMIER CLASS
                 Statement of Assets and Liabilities ....................  7
                 Statement of Operations ................................  8
                 Statements of Changes in Net Assets ....................  9
                 Financial Highlights ................................... 10
                 Notes to Financial Statements .......................... 11
                 Report of Independent Accountants ...................... 13
                 Tax Information ........................................ 13

              US BOND INDEX PORTFOLIO
                 Schedule of Portfolio Investments ...................... 14
                 Statement of Assets and Liabilities .................... 21
                 Statement of Operations ................................ 22
                 Statements of Changes in Net Assets .................... 23
                 Financial Highlights ................................... 24
                 Notes to Financial Statements .......................... 25
                 Report of Independent Accountants ...................... 27


                  -------------------------------------------
     The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                  -------------------------------------------

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                                        2

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for US Bond Index Fund -- Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The US bond markets overall performed strongly during 2000, in contrast to the weak performance of 1999. The Lehman Brothers Aggregate Bond Index produced a positive 11.63% return for the twelve months ended December 31, 2000. Approximately two-thirds of the Index's annual total return can be attributed to the second half of the year, amid a backdrop of slowing US economic growth. For the year, yields on two-year Treasury notes declined 1.12% to 5.09%, five-year Treasury yields fell 1.37% to 4.97%, ten-year Treasury yields declined 1.33% to 5.11%, and 30-year Treasury bond yields dropped 1.02% to 5.46%. With a total return of 13.52% for the annual period, US Treasuries had their best yearly return since 1995. This strong performance was especially notable in light of the many complexities facing the US bond markets during 2000.

FEDERAL RESERVE BOARD POLICY HELD CENTER STAGE THROUGHOUT THE YEAR.
o In an attempt to quell rising inflation and unsustainable strong GDP growth, the Federal Reserve Board raised interest rates by 1.00% during the first half of 2000.
o During the second half of 2000, what began as a gradual and welcome moderation in the economy abruptly turned into a sharp slowdown that threatened the continued viability of the economic expansion.
o Through its November meeting, the Federal Reserve Board explained that it would maintain its inflation vigil while trying to determine whether the slowdown in demand was 'tentative and preliminary' or if the significant tightenings over the last year and a half had produced the desired results of a more historically consistent rate of growth of 2.0%-2.5%.
o By mid-December, most economists on Wall Street were calling for immediate rate cuts and were warning of a possible recession. The Federal Reserve Board held interest rates steady through the balance of 2000, but did make an unprecedented move by shifting directly from a tightening to easing bias at its December 19th meeting.

IN RESPONSE TO AGGRESSIVE ACTIONS BY THE FEDERAL RESERVE BOARD, A DIMINISHING SUPPLY OF LONGER-DATED TREASURIES, AND THE US TREASURY'S DEBT BUYBACK PROGRAM, THE TREASURY YIELD CURVE BECAME SIGNIFICANTLY INVERTED FOR THE FIRST TIME SINCE 1990.
o The US Treasury commenced its buyback program, whereby the US Treasury would buy back its own longer-dated issues with budget surplus monies, in mid-March and continued it through the annual period. By December 31, 2000, the Treasury had repurchased a total of $30 billion in outstanding Treasury bonds.
o This, along with the US government surplus and maturing US Treasury notes, reduced the outstanding debt in the US Treasury by 13% during 2000, from $1.69 trillion to $1.46 trillion.
o The resulting decrease in supply had a significantly positive impact on the Treasury market overall, particularly in light of the increased demand. During the fourth quarter in particular, credit conditions deteriorated, driving risk-averse investors to seek the higher degree of safety of government securities.
o The 2 to 30 year Treasury yield curve was inverted for ten out of 12 months during the year. Beginning 2000 with a positive 0.23% slope, the Treasury yield curve inverted during January by 0.11% and reached a maximum inversion of 0.76% in mid-May. By late November, the curve barely regained its positive slope by 0.01% and finished the year positively sloped at 0.35% based on expectations that the Federal Reserve Board would ease monetary policy.

OVERALL, ON A DURATION-ADJUSTED BASIS, US TREASURIES OUTPERFORMED VIRTUALLY ALL FIXED INCOME SECTORS IN THE LEHMAN AGGREGATE BOND INDEX FOR THE ANNUAL PERIOD, PRIMARILY AS A RESULT OF THE INVERTED YIELD CURVE AND UNCERTAINTY OVER FEDERAL RESERVE BOARD POLICY. THE ONLY EXCEPTION WAS ASSET-BACKED SECURITIES.
o Treasuries by 0.40% for the twelve-month period. Asset-backed securities realized a nominal return of 10.84% for 2000.
o Investment grade corporate bonds produced a nominal return of 9.39%, underperforming comparable duration US Treasuries by 4.16%, the worst single year for US corporates since 1982. This fixed income sector was particularly hard hit by the US Treasury curve inversion, three interest rate hikes, severe equity

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                                        3
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US Bond Index Fund -- Premier Class
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LETTER TO SHAREHOLDERS

     market decline, overall slowing of economic growth and the increase in the number of deteriorating credits. The ratio of downgrades to upgrades within the investment grade sector closed the year at its highest level since 1993, according to Moody's Investor Services.
o Higher quality corporate credits significantly outperformed lower quality credits, as investors' appetite for the relative safety of these higher quality securities increased. The highest nominal returns were recorded for Aaa quality credits at 11.98%, followed by Aa-rated bonds at 11.29%, single-As at 9.59%, and Baa quality credits at 7.41%.
o The mortgage-backed sector returned 11.16% nominally, underperforming US Treasuries by 0.69% on a relative basis. Approximately 60% of this sector's annual underperformance came in November and December, as a late-year rally in the ten-year Treasury prompted investors to become increasingly concerned about the potential for consumer mortgage refinancings and a rise in market volatility.

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses US Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Government Securities           33.50%
Mortgages                       32.76%
Non-Convertible Corporate Debt  19.86%
Cash & Short-Term Instruments   12.96%
Asset-Backed Securities          0.92%


INVESTMENT REVIEW

                                                              CUMULATIVE                       AVERAGE ANNUAL
                                                           TOTAL RETURNS                        TOTAL RETURNS
   PERIODS ENDED                          PAST 1     PAST 3        SINCE      PAST 1      PAST 3        SINCE
   DECEMBER 31, 2000                        YEAR      YEARS    INCEPTION        YEAR       YEARS    INCEPTION
   -----------------                      ------     ------    ---------      ------      ------    ---------
 US Bond Index Fund -- Premier Class(1)
   (inception 6/30/97)                     11.72%     20.19%       27.78%      11.72%       6.32%        7.25%
 Lehman Brothers Aggregate
   Bond Index(2)                           11.63%     20.33%       27.98%(4)   11.63%       6.36%        7.30%(4)
 Lipper Corporate Debt BBB-Rated
   Funds Average(3)                         7.99%     12.66%       19.80%(4)    7.99%       4.02%        5.26%(4)

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions.Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the Lehman Brothers Aggregate Bond Index closely enough to track its performance.
(2) Lehman Brothers Aggregate Bond Index is unmanaged and represents US domestic taxable investment-grade bonds including US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities with an average maturity and duration in the intermediate range. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges. (4) Benchmark returns are for the period beginning June 30, 1997.

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                                        4

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
As 2001 begins, the US economy and capital markets will continue to look to the Federal Reserve Board for guidance. What was considered an 'overheating' economy in May 2000 has recently prompted expectations of a mild recession. Consumer spending has slipped. Firms have reined in their capital investment. Banks have tightened their extension of credit. Household confidence has declined significantly from its peak. Although still tight, the labor market has lost some vigor, especially in the manufacturing arena. Most economists predict that while more weakness is anticipated, the overall magnitude and the extent of that weakness are still open to debate.

The rapid deceleration in the economy at the end of 2000 provided the catalyst for the Federal Reserve Board to lower the targeted federal funds rate by 0.50% on January 3, 2001 in a surprise inter-meeting move. We believe that the Federal Reserve Board will continue to ease monetary policy by another 1.00% through the first half of the new year. From its year-end 2000 level of 6.5%, this would effectively suggest a targeted federal funds rate of closer to 5.0%, essentially erasing the effects of the tightening cycle of June 1999 to May 2000.

Whatever scenario evolves, the outlook for the 'spread sectors' -- ie, the asset-backed, mortgage and corporate sectors -- remains uncertain. These sectors' performance may be largely dependent on the Federal Reserve Board's success in enabling the record US economic expansion to continue. It seems likely that investors will take a cautionary approach before returning to these sectors, waiting until the direction of the economy becomes clearer.

As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

We appreciate your support of US Bond Index Fund -- Premier Class and look forward to continuing to serve your investment needs for many years ahead.

/S/ LOUIS R. D'ARIENZO
    ------------------
Louis R. D'Arienzo
Portfolio Manager of US BOND INDEX PORTFOLIO
December 31, 2000

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                                        5

US Bond Index Fund -- Premier Class
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PERFORMANCE COMPARISON

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                  LIPPER
                      DEUTSCHE US BOND    LEHMAN AGGREGATE     CORPORATE DEBT
                       INDX - PREMIER         BD TR            FUNDS BBB-RATED
                      ----------------    ----------------     ---------------
6/30/97                   5,000,000         5,000,000            5000000
12/31/97                  5,316,000         5,318,390            5,323,420
6/30/98                   5,536,000         5,526,690            5,524,360
12/31/98                  5,794,000         5,779,700            5,643,280
6/30/99                   5,689,500         5,699,660            5,551,530
12/31/99                  5,719,000         5,731,130            5,555,360
6/30/00                   5,948,000         5,959,170            5,681,960
12/31/00                  6,389,000         6,399,000            5,990,000


Average Annual Total Return for the Periods Ended December 31, 2000
One-Year 11.72%    Three-Year 6.32%    Since 6/30/97(1)  7.25%

--------------------------------------------------------------------------------
(1) The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
Lehman Brothers AggregateBond Index is unmanaged and represents US domestic taxable investment-grade bonds including US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities with an average maturity and duration in the intermediate range.
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning June 30, 1997.

--------------------------------------------------------------------------------

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                                           DECEMBER 31, 2000
                                                                           -----------------
ASSETS
   Investment in US Bond Index Portfolio, at value ..........................   $115,548,524
   Receivable for shares of beneficial interest subscribed ..................        910,713
   Due from Bankers Trust ...................................................         40,779
   Prepaid expenses and other ...............................................         37,516
                                                                                ------------
Total assets ................................................................    116,537,532
                                                                                ------------
LIABILITIES
   Payable for shares of beneficial interest redeemed .......................         40,600
   Dividend payable .........................................................         12,400
   Accrued expenses and other ...............................................         23,364
                                                                                ------------
Total liabilities ...........................................................         76,364
                                                                                ------------
NET ASSETS ..................................................................   $116,461,168
                                                                                ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................   $114,833,297
   Undistributed net investment income ......................................         28,128
   Accumulated net realized gain from investment transactions ...............         45,372
   Net unrealized appreciation on investments ...............................      1,554,371
                                                                                ------------
NET ASSETS ..................................................................   $116,461,168
                                                                                ============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
   beneficial interest authorized) ..........................................     11,370,393
                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...............................   $      10.24
                                                                                ============


See Notes to Financial Statements.
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                                        7

US Bond Index Fund -- Premier Class
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STATEMENT OF OPERATIONS

                                                                 FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2000
                                                                 ------------------
INVESTMENT INCOME
   Income allocated from US Bond Index Portfolio, net ..............   $  6,581,971
                                                                       ------------
EXPENSES
   Administration and services fees ................................        207,029
   Professional fees ...............................................         38,786
   Printing and shareholder reports ................................         24,221
   Registration fees ...............................................         16,317
   Trustees fees ...................................................          6,550
   Miscellaneous ...................................................          1,044
                                                                       ------------
Total expenses .....................................................        293,947
Less: fee waivers or expense reimbursements ........................       (244,553)
                                                                       ------------
Net expenses .......................................................         49,394
                                                                       ------------
NET INVESTMENT INCOME ..............................................      6,532,577
                                                                       ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................      1,231,134
   Net change in unrealized appreciation/depreciation on investments      4,047,881
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      5,279,015
                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 11,811,592
                                                                       ============


See Notes to Financial Statements.
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                                        8

US Bond Index Fund -- Premier Class
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STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                    2000             1999
                                                           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................   $   6,532,577    $   3,602,090
   Net realized gain (loss) from investment transactions       1,231,134         (569,891)
   Net change in unrealized appreciation/depreciation
     on investments ....................................       4,047,881       (3,268,117)
                                                           -------------    -------------
Net increase (decrease) in net assets from operations ..      11,811,592         (235,918)
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................      (6,532,596)      (3,602,090)
                                                           -------------    -------------
Total distributions ....................................      (6,532,596)      (3,602,090)
                                                           -------------    -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from sales of shares .......................      47,492,130       71,404,613
   Dividend reinvestments ..............................       6,187,989        3,209,245
   Cost of shares redeemed .............................     (35,155,294)     (17,908,628)
                                                           -------------    -------------
Net increase from capital transactions in shares of
   beneficial interest .................................      18,524,825       56,705,230
                                                           -------------    -------------
TOTAL INCREASE IN NET ASSETS ...........................      23,803,821       52,867,222
NET ASSETS
   Beginning of year ...................................      92,657,347       39,790,125
                                                           -------------    -------------
   End of year (includes undistributed net investment
     income of $28,128 and $28,147, respectively) ......   $ 116,461,168    $  92,657,347
                                                           =============    =============



See Notes to Financial Statements.
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                                        9

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for USBond Index Fund -- Premier Class.1

                                                                                                    FOR THE PERIOD
                                                                                                    JUNE 30, 19972
                                                                FOR THE YEARS ENDED DECEMBER 31,           THROUGH
                                                             2000         1999              1998     DEC. 31, 1997
                                                         --------      -------           -------            ------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.76      $ 10.47           $ 10.29            $10.00
                                                         --------      -------           -------            ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income                                     0.62         0.57              0.59              0.33
   Net realized and unrealized gain (loss)
     on investment transactions                              0.48        (0.70)             0.29              0.32
                                                         --------      -------           -------            ------
Total from investment operations                             1.10        (0.13)             0.88              0.65
                                                         --------      -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                    (0.62)       (0.58)            (0.61)            (0.32)
   Net realized gain from investment
     transactions                                              --           --             (0.09)            (0.04)
                                                         --------      -------           -------            ------
Total distributions                                         (0.62)       (0.58)            (0.70)            (0.36)
                                                         --------      -------           -------            ------
NET ASSET VALUE, END OF PERIOD                           $  10.24      $  9.76           $ 10.47            $10.29
                                                         ========      =======           =======            ======
TOTAL INVESTMENT RETURN                                     11.72%       (1.30)%            8.78%             6.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                                      $116,461      $92,657           $39,790            $8,119
   Ratios to average net assets:
     Net investment income                                   6.33%        5.79%             5.70%             6.32%(3)
     Expenses after waivers,
        including expenses of the
        US Bond Index Portfolio                              0.15%        0.15%             0.15%             0.15%(3)
     Expenses before waivers,
        including expenses of the
        US Bond Index Portfolio                              0.57%        0.56%             0.90%             0.86%(3)

--------------------------------------------------------------------------------
(1) On April 30, 2000, the Institutional Class was renamed the Premier Class.
(2) Commencement of operations.
(3) Annualized.


See Notes to Financial Statements.
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                                       10

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. US Bond Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on June 30, 1997.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the 'Portfolio'). The Portfolio, a series of BT Investment Portfolios, is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 90% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay
them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of December 31, 2000 have been primarily attributable to partnership tax allocations, and have been reclassified to the following accounts:


 Undistributed          Accumulated
Net Investment         Net Realized             Paid-in
 Income (Loss)       Gains (Losses)             Capital
--------------       --------------            --------
$           --           $(612,529)            $612,529

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .15% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.


NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                  For the Year Ended          For the Year Ended
                  December 31, 2000           December 31, 1999
             --------------------------   --------------------------
                Shares        Amount        Shares        Amount
             -----------  -------------   -----------  -------------
Sold          4,791,436   $(47,492,130     7,130,789   $ 71,404,613
Reinvested      624,968      6,187,989       321,587      3,209,245
Redeemed     (3,542,865)   (35,155,294)   (1,754,698)   (17,908,628)
             -----------  -------------   -----------  -------------
Net
 increase     1,873,539   $(18,524,825     5,697,678   $ 56,705,230
             ===========  =============   ===========  =============


NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from US Bond Index -- Premier Class to US Bond Index Fund -- Premier Class.


--------------------------------------------------------------------------------

US Bond Index Fund -- Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Advisor Funds and the Shareholders of US Bond Index Fund-- Premier Class (formerly US Bond Index)



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the US Bond Index Fund -- Premier Class (hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001





--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 55.26% have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
                                       13

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            INVESTMENTS IN UNAFFILIATED ISSUERS
            CORPORATE DEBT
            NON-CONVERTIBLE -- 18.29%
            FINANCIAL -- 6.84%
            Allstate Corp.,
$  100,000    7.20%, 12/1/09 ............  $   102,791
            American Express,
    50,000    6.875%, 11/1/05 ...........       51,327
            American General Finance,
   225,000    7.25%, 5/15/05 ............      231,714
            Aristar, Inc.,
   200,000    6.00%, 5/15/02 ............      198,325
            Associates Corp. NA,
   250,000    6.75%, 7/15/01 ............      250,586
            AXA Financial, Inc.,
   100,000    7.75%, 8/1/10 .............      106,594
            Bank of America Corp.:
   200,000    7.125%, 5/12/05 ...........      205,648
   200,000    7.125%, 5/1/06 ............      204,967
    50,000    5.875%, 2/15/09 ...........       46,328
            Bank of New York,
    65,000    7.30%, 12/1/09 ............       67,486
            Bank One Corp.,
   200,000    7.125%, 5/15/07 ...........      204,838
            Bear Stearns Co., Inc.:
   100,000    6.625%, 1/15/04 ...........       99,515
    40,000    6.15%, 3/2/04 .............       39,252
   400,000    7.08%, 6/15/09 ............      416,857
            Chase Manhattan Corp.:
   100,000    6.375%, 4/1/08 ............       96,673
   300,000    7.125%, 6/15/09 ...........      301,820
            Chrysler Financial Co., LLC,
   100,000    6.95%, 3/25/02 ............      101,026
            CIT Group, Inc.,
    75,000    7.125%, 10/15/04 ..........       75,115
            Citigroup, Inc.:
   200,000    8.625%, 2/1/07 ............      219,766
    50,000    7.25%, 10/1/10 ............       51,608
            Countrywide Funding Corp.,
   500,000    6.875%, 9/15/05 ...........      500,073
            Donaldson Lufkin Jenrette,
   100,000    7.07%, 12/19/02 ...........      101,291
            First Union Corp.,
   100,000    7.50%, 7/15/06 ............      102,902
            FleetBoston Corp.,
    65,000    7.375%, 12/1/09 ...........       67,171
            FleetBoston Financial Corp.,
   150,000    7.25%, 9/15/05 ............      155,459




 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Ford Motor Credit Co.:
 $ 100,000    7.25%, 1/15/03 ............  $   101,360
   100,000    7.60%, 8/1/05 .............      102,778
   200,000    7.20%, 6/15/07 ............      200,047
   200,000    7.375%, 10/28/09 ..........      200,316
            General Electric Capital Corp.:
   100,000    6.75%, 9/11/03 ............      101,953
    50,000    7.50%, 5/15/05 ............       52,851
   500,000    8.125%, 4/1/08 ............      548,044
    50,000    6.875%, 11/15/10 ..........       52,524
            General Motors Acceptance Corp.:
   250,000    6.85%, 6/17/04 ............      250,109
   200,000    7.50%, 7/15/05 ............      204,968
            Goldman Sachs Group, Inc.:
   100,000    7.625%, 8/17/05 ...........      104,188
    15,000    6.65%, 5/15/09 ............       14,674
    50,000    7.35%, 10/1/09 ............       51,144
            Heller Financial, Inc.,
    30,000    6.00%, 3/19/04 ............       29,233
            Household Finance Corp.:
    50,000    5.875%, 2/1/09 ............       46,175
   100,000    8.00%, 7/15/10 ............      105,707
            J.P. Morgan & Co., Inc.,
   100,000    6.00%, 1/15/09 ............       93,311
            Keycorp,
   100,000    7.50%, 6/15/06 ............      103,163
            Lehman Brothers Holdings, Inc.:
    10,000    7.00%, 5/15/03 ............       10,084
   100,000    6.625%, 4/1/04 ............       99,741
    50,000    7.75%, 1/15/05 ............       51,705
    50,000    8.25%, 6/15/07 ............       52,522
   150,000    7.875%, 11/1/09 ...........      155,752
            MBIA, Inc.,
   125,000    9.375%, 2/15/11 ...........      145,120
            Merrill Lynch & Co.,
   300,000    6.64%, 9/19/02 ............      302,066
            Morgan Stanley Dean Witter,
   250,000    7.75%, 6/15/05 ............      262,946
            Motorola, Inc.,
    50,000    7.625%, 11/15/10 ..........       51,496
            NationsBank Corp.,
   100,000    6.50%, 3/15/06 ............       99,124
            Norwest Corp.,
   200,000    6.75%, 6/15/07 ............      201,071
            Pitney Bowes CRD,
   100,000    8.55%, 9/15/09 ............      109,981
            PNC Funding Corp.,
   300,000    6.875%, 7/15/07 ...........      300,759
            PP&L Capital Funding, Inc.,
    25,000    8.375%, 6/15/07 ...........       25,593

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Prologis Trust,
$   10,000    7.10%, 4/15/08 ............  $     9,862
            Spieker Properties LP,
    10,000    6.80%, 5/1/04 .............        9,986
            St. Paul Cos., Inc.,
    50,000    7.875%, 4/15/05 ...........       52,792
            US Bancorp,
   110,000    8.125%, 5/15/02 ...........      112,779
            Verizon Global Funding Corp.:
    50,000    6.75%, 12/1/05 ............       50,401
    50,000    7.25%, 12/1/10 ............       50,859
    50,000    7.75%, 12/1/30 ............       51,025
            Wells Fargo Bank NA,
   200,000    7.55%, 6/21/10 ............      212,031
            Wells Fargo Co.,
   100,000    7.25%, 8/24/05 ............      104,165
                                           -----------
                                             8,883,537
                                           -----------
            INDUSTRIAL -- 9.26%
            Ahold Finance USA, Inc.:
    10,000    6.25%, 5/1/09 .............        9,329
    50,000    8.25%, 7/15/10 ............       53,072
            Alcoa, Inc.:
   100,000    7.25%, 8/1/05 .............      104,440
   100,000    7.375%, 8/1/10 ............      105,857
            Amoco Co.,
   250,000    6.50%, 8/1/07 .............      253,109
            AT&T Corp.:
   100,000    6.00%, 3/15/09 ............       89,255
    35,000    6.50%, 3/15/29 ............       28,074
            Campbell Soup Co.,
   250,000    4.75%, 10/1/03 ............      241,025
            Chesapeake & Potomac Telephone,
   200,000    7.125%, 1/15/02 ...........      201,597
            Chevron Corp.,
   100,000    6.625%, 10/1/04 ...........      102,655
            Clear Channel Communications:
    50,000    7.25%, 9/15/03 ............       50,671
    50,000    7.65%, 9/15/10 ............       51,177
            CMS Panhandle Holding Co.,
    50,000    6.50%, 7/15/09 ............       46,575
            Coastal Corp.,
   130,000    7.75%, 6/15/10 ............      137,307
            Coca-Cola Enterprises,
   500,000    8.50%, 2/1/22 .............      574,203
            Comcast Cable Communication,
   100,000    6.20%, 11/15/08 ...........       95,200
            Compaq Computers,
   100,000    7.65%, 8/1/05 .............      100,681
            Conagra Inc.:
    25,000    7.50%, 9/15/05 ............       26,151
   100,000    7.125%, 10/1/26 ...........      102,084

 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Corning, Inc.,
$  100,000    6.85%, 3/1/29 .............  $    89,883
            Cox Communications, Inc.,
    10,000    6.15%, 8/1/03 .............        9,882
            DaimlerChrysler NA Holdings,
   250,000    6.90%, 9/1/04 .............      247,649
            Dana Corp.,
    45,000    6.50%, 3/1/09 .............       30,433
            Dayton Hudson Corp.,
   200,000    9.75%, 7/1/02 .............      208,976
            Delphi Auto Systems Corp.:
     5,000    6.125%, 5/1/04 ............        4,814
     5,000    7.125%, 5/1/29 ............        4,250
            Delta Air Lines,
   100,000    10.375%, 12/15/22 .........      107,623
            Duke Capital Corp.,
   150,000    7.50%, 10/1/09 ............      156,881
            E.I. duPont de Nemours:
   400,000    8.125%, 3/15/04 ...........      423,190
   150,000    6.875%, 10/15/09 ..........      154,594
            Electronic Data Systems,
    55,000    7.125%, 10/15/09 ..........       57,355
            EOP Operating LP,
    45,000    7.75%, 11/15/07 ...........       45,990
            Federated Department Stores,
   300,000    7.45%, 7/15/17 ............      267,666
            Ford Motor Co.:
   200,000    8.875%, 1/15/22 ...........      215,195
   100,000    6.625%, 10/1/28 ...........       84,887
   500,000    7.75%, 6/15/43 ............      472,981
            Gap, Inc.,
   250,000    6.90%, 9/15/07 ............      239,489
            General Motors,
   200,000    8.80%, 3/1/21 .............      220,708
            Goodyear Tire & Rubber,
    50,000    8.50%, 3/15/07 ............       43,627
            GTE California, Inc.,
    75,000    5.50%, 1/15/09 ............       68,804
            GTE North, Inc.,
   100,000    5.65%, 11/15/08 ...........       93,205
            GTE South, Inc.,
   200,000    7.25%, 8/1/02 .............      202,813
            Hanson Overseas BV,
   300,000    6.75%, 9/15/05 ............      294,226
            Hertz Corp.,
   200,000    7.00%, 7/15/03 ............      201,885
            Honeywell International,
    50,000    6.875%, 10/3/05 ...........       51,762
            IBM Corp.,
   100,000    6.50%, 1/15/28 ............       92,522


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            ICI Wilmington,
 $  55,000    6.95%, 9/15/04 ............  $    54,944
            John Deere Capital Corp.,
    35,000    6.00%, 2/15/09 ............       32,929
            Kroger Co.,
    50,000    7.80%, 8/15/07 ............       52,608
            Lockheed Martin Corp.,
   200,000    7.25%, 5/15/06 ............      207,462
            Lucent Technologies:
   100,000    5.50%, 11/15/08 ...........       79,629
    50,000    6.45%, 3/15/29 ............       34,108
            Marriott International, Inc.,
    50,000    7.875%, 9/15/09 ...........       51,873
            McDonalds Corp.,
   300,000    8.875%, 4/1/11 ............      350,797
            Merck & Co., Inc.,
   500,000    6.40%, 3/1/28 .............      487,396
            Motorola, Inc.,
   200,000    7.60%, 1/1/07 .............      210,232
            Nippon Telegraph & Telephone,
    10,000    6.00%, 3/25/08 ............        9,610
            Norfolk Southern Corp.,
   100,000    6.95%, 5/1/02 .............      100,468
            Potash Corp. Saskatchewan,
   300,000    7.125%, 6/15/07 ...........      287,095
            Proctor & Gamble Co.,
   250,000    5.25%, 9/15/03 ............      246,572
            Raytheon Co.,
   100,000    7.90%, 3/1/03 .............      102,845
            Republic Services, Inc.,
    10,000    7.125%, 5/15/09 ...........        9,435
            Safeway, Inc.:
    30,000    6.05%, 11/15/03 ...........       29,743
    40,000    7.50%, 9/15/09 ............       41,914
            Sears, Roebuck & Co.,
   300,000    8.30%, 10/26/04 ...........      312,849
            Sony Corp.,
   100,000    6.125%, 3/4/03 ............      100,224
            Southwest Airlines Co.,
   500,000    8.00%, 3/1/05 .............      527,542
            Southwestern Bell,
   200,000    7.625%, 3/1/23 ............      197,959
            Sprint Capital Corp.,
   100,000    6.50%, 11/15/01 ...........      100,241
            TCI Communication,
   100,000    7.125%, 2/15/28 ...........       89,418
            Texaco Capital, Inc.,
   100,000    8.50%, 2/15/03 ............      105,151
            Time Warner Entertainment,
   100,000    7.25%, 9/1/08 .............      103,193



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Time Warner, Inc.,
$  100,000    6.625%, 5/15/29 ...........  $    90,928
            Tosco Corp.,
    50,000    7.625%, 5/15/06 ...........       52,192
            Unilever Capital Corp.:
    50,000    6.875%, 11/1/05 ...........       51,662
    50,000    7.125%, 11/1/10 ...........       52,492
            Union Pacific Corp.:
    80,000    6.40%, 2/1/06 .............       79,390
    16,000    6.79%, 11/9/07 ............       15,969
            United Technologies Corp.:
    50,000    7.00%, 9/15/06 ............       51,780
    50,000    7.125%, 11/15/10 ..........       52,804
    10,000    6.70%, 8/1/28 .............        9,426
            Viacom, Inc.:
    30,000    6.875%, 9/1/03 ............       30,244
    30,000    7.75%, 6/1/05 .............       31,290
   200,000    7.70%, 7/30/10 ............      210,483
            Vodafone Airtouch Group PLC,
    50,000    7.75%, 2/15/10 ............       52,000
            Wal Mart Stores, Inc.:
   300,000    6.50%, 6/1/03 .............      304,503
    90,000    6.875%, 8/10/09 ...........       94,265
            Walt Disney Co.:
   100,000    6.375%, 3/30/01 ...........       99,951
   100,000    6.75%, 3/30/06 ............      103,119
            Williams Cos., Inc.,
   100,000    6.50%, 12/1/08 ............       97,337
            Worldcom, Inc.,
   150,000    6.40%, 8/15/05 ............      144,518
                                           -----------
                                            12,014,342
                                           -----------
            UTILITY -- 2.19%
            Arizona Public Service,
   100,000    7.625%, 8/1/05 ............      103,942
            Baltimore Gas & Electric Co.,
   300,000    8.375%, 8/15/01 ...........      303,457
            Burlington Resources, Inc.,
    50,000    7.375%, 3/1/29 ............       50,035
            Columbia Energy Group,
    25,000    7.62%, 11/28/25 ...........       23,003
            Conoco, Inc.,
   140,000    6.35%, 4/15/09 ............      139,435
            Consolidated Edison, Inc.,
   100,000    6.45%, 12/1/07 ............       98,047
            Consolidated Natural Gas Co.,
   200,000    6.625%, 12/1/08 ...........      196,530
            Dominion Resources, Inc.,
    75,000    7.625%, 7/15/05 ...........       78,302
            Duke Energy Field Services,
   100,000    7.50%, 8/16/05 ............      104,173


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            El Paso Energy Corp.,
$   75,000    6.75%, 5/15/09 ............  $    74,054
            Keyspan Corp.,
    50,000    8.00%, 11/15/30 ...........       53,660
            National Rural Utilities
              Cooperative Finance Corp.,
   100,000    5.75%, 11/1/08 ............       93,947
            Niagara Mohawk Power,
    50,000    7.75%, 10/1/08 ............       52,262
            Potomac Electric Power,
   100,000    6.25%, 10/15/07 ...........       99,799
            Public Service Co. of Colorado,
   100,000    6.00%, 4/15/03 ............       99,201
            Southern California Edison Co.,
   200,000    6.375%, 1/15/06 ...........      152,873
            South Carolina Electric & Gas,
    70,000    7.50%, 6/15/05 ............       72,970
            US West Communications,
   500,000    6.875%, 9/15/33 ...........      428,385
            Virginia Electric and Power Co.,
   100,000    7.625%, 7/1/07 ............      104,120
            Wisconsin Electric Power Co.,
   500,000    7.25%, 8/1/04 .............      514,328
                                           -----------
                                             2,842,523
                                           -----------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
   (Cost $24,025,623) ...................   23,740,402
                                           -----------
            ASSET-BACKED SECURITIES -- 1.29%
            American Express Credit Account
              Master Trust,
    50,000    5.95%, 12/15/06 ...........       50,229
            Chase Credit Card Master Trust,
   100,000    6.66%, 1/15/07 ............      102,446
            Chemical Master Credit Card
              Trust I,
   200,000    7.09%, 2/15/09 ............      209,844
            Citibank Credit Card Master
              Trust I,
   250,000    6.65%, 11/15/06 ...........      255,429
            First Union National Bank
              Commercial Mortgage,
   145,264    7.184%, 9/15/08 ...........      150,838
            Fleet Credit Card Master
              Trust II,
    40,000    6.90%, 4/16/07 ............       41,326
            MBNA Master Credit Card Trust:
   100,000    6.40%, 1/18/05 ............      100,966
   150,000    6.60%, 4/16/07 ............      153,860
    50,000    5.90%, 8/15/11 ............       49,421
   100,000    7.00%, 2/15/12 ............      105,514
            Peco Energy Transition Trust:
    50,000    6.05%, 3/1/09 .............       49,632
    50,000    6.13%, 3/1/09 .............       49,398



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Prime Credit Card Master Trust,
$  100,000    6.70%, 10/15/09 ...........  $   100,495
            West Penn Funding LLC Transition
              Bonds,
   250,000    6.98%, 12/26/08 ...........      256,903
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,632,268) ....................    1,676,301
                                           -----------
            FOREIGN DEBT -- 5.72%
            FINANCE -- 2.98%
            Abbey National, PLC,
    50,000    6.69%, 10/17/05 ...........       50,530
            ABN Amro Bank,
   540,000    7.125%, 6/18/07 ...........      549,209
            Asian Development Bank,
   100,000    6.50%, 10/21/02 ...........      100,983
            AXA,
    50,000    8.60%, 12/15/30 ...........       51,628
            Barclays Bank PLC,
    60,000    7.40%, 12/15/09 ...........       62,397
            British Gas Finance,
   100,000    6.625%, 6/1/18 ............       91,716
            BSCH Issuance Ltd.,
    50,000    7.625%, 9/14/10 ...........       51,068
            Deutsche Ausgleichsbank,
    25,000    6.50%, 9/15/04 ............       25,393
            Deutsche Telekom International
              Finance:
   200,000    7.75%, 6/15/05 ............      204,223
   150,000    8.00%, 6/15/10 ............      152,976
            Dresdner Bank-- New York,
    40,000    6.625%, 9/15/05 ...........       40,115
            HSBC Holding PLC,
   150,000    7.50%, 7/15/09 ............      156,637
            Inter-American Development Bank:
    50,000    6.125%, 10/4/02 ...........       50,450
   100,000    7.00%, 6/16/03 ............      103,258
   100,000    6.50%, 10/20/04 ...........      102,733
   300,000    6.625%, 3/7/07 ............      312,698
 1,500,000    6.375%, 10/22/07 ..........    1,545,865
            Korea Development Bank,
    75,000    7.125%, 4/22/04 ...........       74,502
            National Westminister Bank,
    50,000    7.375%, 10/1/09 ...........       51,809
            Santander Financial Issuances,
    20,000    7.00%, 4/1/06 .............       20,155
            Toyota Motor Credit,
    30,000    5.50%, 12/15/08 ...........       28,253
            Westdeutsche Landesbank New York,
    40,000    6.05%, 1/15/09 ............       38,215
                                           -----------
                                             3,864,813
                                           -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       17

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            FOREIGN GOVERNMENT -- 1.87%
            Canada:
 $  50,000    6.375%, 11/30/04 ..........  $    51,116
   100,000    5.25%, 11/5/08 ............       96,075
            Hydro-Quebec,
   100,000    8.40%, 1/15/22 ............      115,011
            Kingdom of Spain,
    75,000    7.00%, 7/19/05 ............       78,525
            Kingdom of Sweden,
   220,000    12.00%, 2/1/10 ............      303,222
            Malaysia,
    10,000    8.75%, 6/1/09 .............       10,863
            Province of Manitoba,
   200,000    5.50%, 10/1/08 ............      191,343
            Province of Ontario,
   100,000    7.375%, 1/27/03 ...........      102,890
            Province of Quebec:
   200,000    7.00%, 1/30/07 ............      207,358
    50,000    5.75%, 2/15/09 ............       48,359
   500,000    7.125%, 2/9/24 ............      511,512
            Republic of Chile,
    10,000    6.875%, 4/28/09 ...........        9,731
            Republic of Finland:
    50,000    7.875%, 7/28/04 ...........       53,269
   200,000    5.875%, 2/27/06 ...........      198,828
            Republic of Ireland,
   100,000    7.875%, 12/1/01 ...........      101,735
            Republic of Korea,
    50,000    8.875%, 4/15/08 ...........       54,000
            United Mexican States:
   100,000    9.875%, 1/15/07 ...........      106,500
    40,000    8.625%, 3/12/08 ...........       40,000
   140,000    9.875%, 2/1/10 ............      150,570
                                           -----------
                                             2,430,907
                                           -----------
            INDUSTRIAL -- 0.87%
            Alberta Energy Co. Ltd.,
    10,000    7.65%, 9/15/10 ............       10,536
            Amoco Canada,
   100,000    7.25%, 12/1/02 ............      102,423
            British Telecom PLC:
    50,000    7.625%, 12/15/05 ..........       50,649
    50,000    8.125%, 12/15/10 ..........       50,762
    50,000    8.625%, 12/15/30 ..........       50,198
            Corp. Andina De Fomento,
    10,000    7.75%, 3/1/04 .............       10,259
            DaimlerChrysler NA Holdings:
   150,000    7.20%, 9/1/09 .............      144,846
   150,000    8.00%, 6/15/10 ............      151,569



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            Koninklijke KPN NV:
 $  25,000    7.50%, 10/1/05 ............  $    24,360
    50,000    8.375%, 10/1/30 ...........       43,682
            Marconi Corp. PLC,
    50,000    7.75%, 9/15/10 ............       49,306
            Repsol Intl. Finance,
   100,000    7.45%, 7/15/05 ............      102,937
            Telefonica Europe BV:
    40,000    7.35%, 9/15/05 ............       40,373
   125,000    7.75%, 9/15/10 ............      126,754
            TYCO International  Group SA,
    70,000    5.875%, 11/1/04 ...........       68,515
            Visteon Corp.,
   100,000    8.25%, 8/1/10 .............       98,760
                                           -----------
                                             1,125,929
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $7,319,321) ....................    7,421,649
                                           -----------
            MEDIUM-TERM NOTES -- 3.42%
            FNMA:
 1,000,000    6.625%, 1/15/02 ...........    1,008,993
   250,000    6.25%, 11/15/02 ...........      252,980
   500,000    6.50%, 8/15/04 ............      513,368
   300,000    6.94%, 3/19/07 ............      304,326
   500,000    6.96%, 4/2/07 .............      529,176
 1,000,000    6.00%, 5/15/08 ............    1,005,242
   550,000    7.25%, 1/15/10 ............      598,021
    50,000    7.125%, 1/15/30 ...........       55,992
   150,000    7.25%, 5/15/30 ............      171,561
                                           -----------
TOTAL MEDIUM-TERM NOTES
   (Cost $4,343,385) ....................    4,439,659
                                           -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.05%
            Bear Stearns Commercial Mortgage
              Securities:
   496,185    7.11%, 9/15/09 ............      515,609
   150,000    7.78%, 2/15/10 ............      162,989
            First Union Lehman Brothers--
              Bank of America,
   100,000    6.56%, 11/18/08 ...........      101,233
            LB Commercial Conduit Mortgage Trust:
   150,000    6.78%, 4/15/09 ............      153,583
   145,075    7.105%, 10/15/32 ..........      150,405
            Morgan Stanley Capital I:
   167,015    6.34%, 11/15/07 ...........      168,549
   100,000    7.11%, 7/15/09 ............      104,352
                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $1,301,398) ....................    1,356,720
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
            US GOVERNMENT & AGENCY OBLIGATIONS -- 42.14%
            FEDERAL GOVERNMENT LOAN
            MORTGAGE COMPANY -- 2.27%
            Federal Government Loan
              Mortgage Company:
 $ 250,723    7.50%, 5/1/24 .............  $   255,641
   802,398    7.00%, 12/1/24 ............      808,610
   354,263    7.00%, 12/1/26 ............      356,528
   192,384    7.50%, 5/1/27 .............      195,660
   129,062    7.00%, 6/1/27 .............      129,573
    59,660    7.50%, 6/1/27 .............       60,621
   122,387    7.50%, 7/1/27 .............      124,358
   998,453    7.50%, 10/1/30 ............    1,013,201
                                           -----------
                                             2,944,192
                                           -----------
            FEDERAL HOME LOAN BANK -- 0.95%
            Federal Home Loan Bank:
   250,000    5.875%, 9/17/01 ...........      249,892
 1,000,000    5.125%, 9/15/03 ...........      988,881
                                           -----------
                                             1,238,773
                                           -----------
            FEDERAL HOME LOAN
            MORTGAGE COMPANY -- 5.92%
            Federal Home Loan Mortgage Company:
   450,000    6.25%, 10/15/02 ...........      455,080
   250,000    6.25%, 7/15/04 ............      254,650
 2,000,000    6.875%, 1/15/05 ...........    2,083,166
 1,400,000    6.625%, 9/15/09 ...........    1,457,739
 1,000,000    6.875%, 9/15/10 ...........    1,068,009
   328,748    5.50%, 11/1/13 ............      319,984
   930,927    6.50%, 12/1/14 ............      931,646
 1,000,000    6.50%, 11/1/23 ............      985,938
   125,000    6.75%, 9/15/29 ............      133,596
                                           -----------
                                             7,689,808
                                           -----------
            FANNIE MAE CONVENTIONAL LOAN -- 9.42%
            Fannie Mae Conventional Loan:
   964,616    7.00%, 10/1/15 ............      974,885
   234,201    8.00%, 12/1/21 ............      242,021
   215,503    7.50%, 1/1/24 .............      219,769
    91,510    8.50%, 12/1/25 ............       94,971
   298,424    8.00%, 7/1/27 .............      305,378
   444,445    7.50%, 4/1/28 .............      451,617
    55,398    6.50%, 7/1/28 .............       54,709
   769,571    6.50%, 8/1/28 .............      759,999
   903,185    6.00%, 9/1/28 .............      874,692
    48,671    6.50%, 10/1/28 ............       48,066
   894,660    6.50%, 10/1/28 ............      883,532
   921,642    6.00%, 2/1/29 .............      892,317
   910,385    6.50%, 2/1/29 .............      899,062
 1,852,393    6.00%, 7/1/29 .............    1,793,454



 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
 ---------  --------                             -----
$  350,288    6.50%, 7/1/29 .............  $   345,596
 1,897,248    6.50%, 7/1/29 .............    1,871,835
 1,542,563    6.50%, 8/1/29 .............    1,521,900
                                           -----------
                                            12,233,803
                                           -----------
            FEDERAL NATIONAL
            MORTGAGE ASSOCIATION -- 11.78%
            Federal National Mortgage Association:
   100,000    5.375%, 3/15/02 ...........       99,672
 1,000,000    4.75%, 11/14/03 ...........      978,266
 1,000,000    7.00%, 9/1/06 .............    1,010,000
 2,000,000    6.50%, 11/1/07 ............    1,998,750
 1,000,000    6.00%, 4/1/08 .............      986,250
   500,000    5.25%, 1/15/09 ............      477,143
   250,000    6.625%, 9/15/09 ...........      260,311
 1,064,311    6.00%, 10/1/09 ............    1,059,508
   256,329    7.00%, 6/1/12 .............      259,018
   123,511    7.00%, 7/1/12 .............      125,139
 4,000,000    7.00%, 9/1/21 .............    4,002,500
 2,000,000    7.50%, 9/1/21 .............    2,026,250
 1,000,000    8.00%, 9/1/21 .............    1,022,188
 1,000,000    6.50%, 4/1/23 .............      985,625
                                           -----------
                                            15,290,620
                                           -----------
            GOVERNMENT NATIONAL
            MORTGAGE ASSOCIATION -- 10.64%
            Government National Mortgage Association:
 1,000,000    7.50%, 9/1/21 .............    1,016,250
   545,546    8.00%, 7/15/22 ............      562,433
   163,975    9.00%, 1/15/23 ............      171,435
 1,000,000    6.50%, 6/25/23 ............      989,062
 5,000,000    7.00%, 6/25/23 ............    5,020,306
 1,072,567    6.50%, 11/15/23 ...........    1,067,175
   997,646    6.00%, 2/15/29 ............      969,496
   173,625    7.50%, 8/15/29 ............      176,659
   927,669    6.00%, 9/15/29 ............      901,494
   176,343    7.50%, 10/15/29 ...........      179,425
   632,061    7.50%, 11/15/29 ...........      643,108
   854,948    8.50%, 11/15/29 ...........      882,070
                                           -----------
            TBA:
   200,000    8.50%, 9/1/21 .............      205,500
 1,000,000    8.00%, 6/25/23 ............    1,024,375
                                           -----------
                                            13,808,788
                                           -----------
            OTHER -- 1.16%
            Federal Farm Credit Bank,
 1,000,000    5.58%, 9/11/03 ............      998,653
            Tennessee Valley Authority,
   500,000    7.25%, 7/15/43 ............      500,507
                                           -----------
                                             1,499,160
                                           -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $54,056,806) ...................   54,705,144
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



 PRINCIPAL
    AMOUNT   SECURITY                             VALUE
 ---------   --------                             -----
             US  TREASURY  SECURITIES  -- 28.20%
             US  TREASURY  NOTES -- 17.57% US
             Treasury Note:
$ 1,000,000   6.625%, 6/30/01 ...........  $ 1,004,687
    150,000    6.625%, 7/31/01 ...........      150,849
  2,000,000    6.25%, 1/31/02 ............    2,016,606
    500,000    6.00%, 7/31/02 ............      505,460
  2,000,000    6.375%, 8/15/02 ...........    2,035,022
  6,700,000    5.50%, 5/31/03 ............    6,757,292
  3,100,000    5.75%, 8/15/03 ............    3,146,987
  2,150,000    7.25%, 5/15/04 ............    2,289,154
    300,000    7.875%, 11/15/04 ..........      328,442
  2,000,000    7.50%, 2/15/05 ............    2,175,810
  1,500,000    6.50%, 8/15/05 ............    1,586,127
    700,000    6.25%, 8/15/23 ............      757,244
             US Treasury Note (TIPS),
     54,323    3.625%, 7/15/02 ...........       54,425
                                            -----------
                                             22,808,105
                                            -----------
             US TREASURY BONDS -- 10.63%
             US Treasury Bond:
    200,000    11.25%, 2/15/15 ...........      312,609
  1,000,000    8.75%, 5/15/17 ............    1,342,671
    800,000    8.875%, 8/15/17 ...........    1,086,776
    500,000    9.125%, 5/15/18 ...........      698,084
    300,000    8.75%, 5/15/20 ............      411,649
  1,525,000    8.75%, 8/15/20 ............    2,096,422
  1,000,000    7.875%, 2/15/21 ...........    1,273,977
    600,000    8.00%, 11/15/21 ...........      776,531
    800,000    7.25%, 8/15/22 ............      964,590



  PRINCIPAL
    AMOUNT/
     SHARES  SECURITY                             VALUE
  ---------  --------                             -----
$   550,000    7.625%, 11/15/22 ..........  $   689,688
    800,000    7.50%, 11/15/24 ...........      998,750
  1,845,000    6.875%, 8/15/25 ...........    2,158,309
    200,000    6.50%, 11/15/26 ...........      224,697
    237,000    6.625%, 2/15/27 ...........      270,707
    450,000    6.375%, 8/15/27 ...........      499,554
                                            -----------
                                             13,805,014
                                            -----------
TOTAL US TREASURY SECURITIES
   (Cost $35,849,917) ....................   36,613,119
                                            -----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $128,528,718) ...................  129,952,994
                                            -----------

            INVESTMENTS IN AFFILIATED
            INVESTMENT COMPANIES
            SHORT-TERM INSTRUMENTS -- 14.68%
            Cash Management Fund Institutional,
19,056,968    6.481%, 1/2/01 .............   19,056,968
                                           ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $19,056,968) ....................   19,056,968
                                           ------------
TOTAL INVESTMENTS
   (Cost $147,585,686)            114.79%  $149,009,962
LIABILITIES IN EXCESS OF
   OTHER ASSETS                   (14.79)   (19,197,822)
                                  ------   ------------
NET ASSETS                        100.00%  $129,812,140
                                  ======   ============

--------------------------------------------------------------------------------
Abbreviations
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                            DECEMBER 31, 2000
                                                                            -----------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $128,528,718) .........   $129,952,994
   Investments in affiliated investment companies, at value (cost $19,056,968)     19,056,968
                                                                                 ------------
Total investments, at value ..................................................    149,009,962
   Dividends and interest receivable .........................................      1,820,525
   Receivable for securities sold ............................................     37,966,897
   Due from Bankers Trust ....................................................         31,721
                                                                                 ------------
Total assets .................................................................    188,829,105
                                                                                 ------------
LIABILITIES
   Payable for securities purchased ..........................................     58,997,169
   Accrued expenses and other ................................................         19,796
                                                                                 ------------
Total liabilities ............................................................     59,016,965
                                                                                 ------------
NET ASSETS ...................................................................   $129,812,140
                                                                                 ------------
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................................   $128,387,864
   Net unrealized appreciation on investments ................................      1,424,276
                                                                                 ------------
NET ASSETS ...................................................................   $129,812,140
                                                                                 ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                 FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2000
                                                                 ------------------
INVESTMENT INCOME
   Dividends from affiliated investment companies ..................   $  1,225,903
   Interest ........................................................      6,551,340
                                                                       ------------
Total investment income ............................................      7,777,243
                                                                       ------------
EXPENSES
   Advisory fees ...................................................        180,985
   Administration and services fees ................................         94,989
   Professional fees ...............................................         51,911
   Trustees fees ...................................................          5,632
   Miscellaneous ...................................................          1,143
                                                                       ------------
Total expenses .....................................................        334,660
Less: fee waivers or expense reimbursements ........................       (214,004)
                                                                       ------------
Net expenses .......................................................        120,656
                                                                       ------------
NET INVESTMENT INCOME ..............................................      7,656,587
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................      1,393,481
   Net change in unrealized appreciation/depreciation on investments      4,702,529
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      6,096,010
                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 13,752,597
                                                                       ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                    2000             1999
                                                           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................   $   7,656,587    $   5,070,774
   Net realized gain (loss) from investment transactions       1,393,481         (694,632)
   Net change in unrealized appreciation/depreciation
     on investments ....................................       4,702,529       (4,875,488)
                                                           -------------    -------------
Net increase (decrease) in net assets from operations ..      13,752,597         (499,346)
                                                           -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested ......................      65,087,070       83,089,901
   Value of capital withdrawn ..........................     (59,096,348)     (36,716,446)
                                                           -------------    -------------
Net increase in net assets from capital transactions ...       5,990,722       46,373,455
                                                           -------------    -------------
TOTAL INCREASE IN NET ASSETS ...........................      19,743,319       45,874,109
NET ASSETS
   Beginning of year ...................................     110,068,821       64,194,712
                                                           -------------    -------------
   End of year .........................................   $ 129,812,140    $ 110,068,821
                                                           =============    =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

US Bond Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for US Bond Index Portfolio.

                                                                                                  FOR THE PERIOD
                                                                                                  JUNE 30, 19971
                                                          FOR THE YEARS ENDED DECEMBER 31,               THROUGH
                                                         2000          1999            1998        DEC. 31, 1997
                                                     --------      --------         -------        -------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)          $129,812      $110,069         $64,195           $30,858
   Ratios to average net assets:
     Net investment income                               6.34%         5.82%           6.02%             6.31%(2)
     Expenses after waivers                              0.10%         0.10%           0.10%             0.10%(2)
     Expenses before waivers                             0.28%         0.22%           0.29%             0.28%(2)
   Portfolio turnover rate                                221%          224%             82%               79%

--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and began operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by independent pricing services approved by the Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Management expects that there will be no impact of the adoption of these principles to the Fund's financial statements.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into TBA (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio, through April 30, 2002, to the extent necessary, to limit all expenses to .10% of the average daily net assets of the Portfolio.

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                                       25

US Bond Index Portfolio
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NOTES TO FINANCIAL STATEMENTS

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the year ended December 31, 2000 amounted to $1,225,903 and are included in dividend income.

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $287,381,474 and $268,471,273, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $147,593,545. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $2,214,754 and the aggregate gross unrealized depreciation for all investments was $798,337.

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                                       26

US Bond Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Investment Portfolios and the Holders of Beneficial Interest of US Bond Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the US Bond Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

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                                       27

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


US Bond Index Fund -- Premier Class                             CUSIP #05576L700
                                                                 1711ANN (12/00)

Distributed by:
ICC Distributors, Inc.